PROSKAUER ROSE LLP

Eleven Times Square
New York, New York 10036

April 1, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C.  20549

Attention:    Mark Cowan

Re:       BNY Mellon Alcentra Opportunistic Global Credit Income Fund (the “Fund”)
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission (the “SEC”) the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s Notification of Registration on Form N-8A under the 1940 Act was filed with the SEC on April 1, 2021.

Please direct any questions or comments to me at 212.969.3376 or mvogel@proskauer.com, or to Nicole M. Runyan at 212.969.3361 or nrunyan@proskauer.com.

Very truly yours,

/s/ Max J. Vogel

Max J. Vogel

cc:	Nicole M. Runyan
Jeff Prusnofsky